Note 9 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2016	2015

Balance, January 1	$77,559	$80,926
RNCI share of earnings	5,238	4,560
RNCI redemption increment	15,408	12,243
Distributions paid to RNCI	(4,985)	(3,602)
Purchases of interests from RNCI, net	(1,057)	(17,817)
RNCI recognized on business acquisitions	10,612	1,696
Other	(423)	(447)
Balance, December 31	$102,352	$77,559